Investment Risks - BondBloxx IR+M Tax-Aware Intermediate Duration ETF	Mar. 05, 2025
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As with any investment, you could lose all or a substantial part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below. Any such risk may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective.

Market Risk [Member]
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Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, the advent of significant inflation, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

Credits Risk [Member]
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Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on an issuer’s or counterparty’s financial condition and on the terms of an obligation.

Credit risk is greater for lower-rated securities. Those bonds rated Baa3/BBB-/BBB-, while considered to be “investment grade,” may have speculative characteristics. Because the issuers of lower rated investment grade bonds may be in uncertain financial health, the prices of their debt securities could be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated investment-grade debt securities. Credit ratings may not be an accurate assessment of credit risk.

Municipal Securities Risk [Member]
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Municipal Securities Risk. Municipal securities risks include the possibility that the issuer may be unable to pay interest or repay principal on a timely basis or at all, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. In addition, state or local political or economic conditions and developments can adversely affect the securities issued by state and local governments. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in U.S. federal, state or local tax laws.

Municipal Securities Market Liquidity Risk [Member]
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Municipal Securities Market Liquidity Risk. From time to time, inventories of municipal securities held by brokers and dealers may decrease, lessening their ability to make a market in these securities. Any reduction in market making capacity has the potential to decrease the Fund’s ability to buy or sell municipal securities, and increase price volatility and trading costs, particularly during periods of economic or market stress. As a result, the Fund may be forced to accept a lower price to sell a municipal security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance.

Tax Risk [Member]
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Tax Risk. From time to time, the U.S. government and the U.S. Congress consider changes in U.S. federal tax law that could limit or eliminate the U.S. federal income tax exemption for municipal bond income, which would in effect reduce the after-tax returns received by shareholders from the Fund by increasing taxes on distributions from the Fund. In such event, the Fund’s NAV could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt status of municipal bonds could also result in significant shareholder redemptions of Fund shares as investors anticipate adverse effects on the Fund or seek higher yields to offset the potential loss of the tax deduction. As a result, the Fund would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Fund’s yield.

Tax Aware Risk [Member]
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Tax Aware Risk. Tax aware risk is the possibility that the use of investment practices that seek to maximize after tax return may not minimize tax consequences. The Fund may have substantial taxable gains and returns may be similar to a fund that is not tax managed. Economic developments or unforeseeable investor redemptions may also reduce returns without any corresponding increase in tax efficiency.

Alternative Minimum Tax Risk [Member]
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Alternative Minimum Tax Risk. Although the interest received from municipal securities is generally exempt from U.S. federal income tax, the Fund may invest in municipal securities subject to the U.S. federal alternative minimum tax on individuals. For tax years beginning after December 31, 2022, interest on the bonds may affect the U.S. federal corporate alternative minimum tax for certain corporations. Accordingly, investment in the Fund could cause shareholders to be subject to the U.S. federal alternative minimum tax.

Interests Rate Risk [Member]
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Interest Rate Risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low, or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. The U.S. government and the U.S. Federal Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets. The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities, including by taking action intended to increase certain interest rates. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.

Duration Risk [Member]
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Duration Risk. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. When interest rates change, the values of longer-duration fixed-rate securities usually change more than the values of shorter-duration fixed-rate securities. Conversely, fixed-rate securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-rate securities with longer durations or maturities. Rising interest rates also may lengthen the duration of securities with call features, since exercise of the call becomes less likely as interest rates rise, which in turn will make the securities more sensitive to changes in interest rates and result in even steeper price declines in the event of further interest rate increases.

Inflation Risk [Member]
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Inflation Risk. Inflation is a sustained rise in overall price levels. Moderate inflation is associated with economic growth, while high inflation can signal an overheated economy. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money (i.e., as inflation increases, the values of the Fund’s assets can decline). Inflation poses a “stealth” threat to investors because it reduces savings and investment returns. Central banks, such as the U.S. Federal Reserve, generally attempt to control inflation by regulating the pace of economic activity. They typically attempt to affect economic activity by raising and lowering short-term interest rates. At times, governments may attempt to manage inflation through fiscal policy, such as by raising taxes or reducing spending, thereby reducing economic activity; conversely, governments can attempt to combat deflation with tax cuts and increased spending designed to stimulate economic activity. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund shareholders. This risk is greater for fixed-income instruments with longer maturities.

Market Trading Risk [Member]
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Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares or the Fund’s underlying portfolio securities, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. Accordingly, if a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV, or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Mortgage Related And Asset Backed Securities Risk [Member]
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Mortgage-Related and Asset-Backed Securities Risk. Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. These mortgage-related or asset-backed securities are subject to credit risk, interest rate risk, “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-related or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. Uniform Mortgage-Backed Securities, which generally align the characteristics of Fannie Mae and Freddie Mac certificates, are a recent innovation and the effect they may have on the market for mortgage-related securities is uncertain.

C L O Risk [Member]
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CLO Risk. The risks of investing in CLOs include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund intends to invest primarily in the rated debt tranches of CLOs; however, any such ratings do not constitute a guarantee, may be downgraded, and in stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Sub-Adviser may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, prepayment risk, and the risk of default of the underlying asset, among others.

Commercial Mortgage Backed Securities Risk [Member]
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Commercial Mortgage-Backed Securities Risk. CMBS are not backed by the full faith and credit of the U.S. government and are subject to risk of default on the underlying mortgages, particularly during periods of economic downturn. CMBS issued by non-agency issuers may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues. CMBS are subject to a greater degree of prepayment and extension risk than many other forms of fixed-income securities and therefore react differently to changes in interest rates than other bonds, and the prices of CMBS may reflect adverse economic and market conditions.

U S Treasury Obligations Risk [Member]
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U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

U S Government Obligations Risk [Member]
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U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.

Sovereign Debt Obligations Risk [Member]
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Sovereign Debt Obligations Risk. Investments in debt securities issued by governments involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations. Any restructuring of a sovereign debt obligation held by the Fund will likely have a significant adverse effect on the value of the obligation. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer or to realize on collateral securing the debt.

Variable And Floating Rate Securities Risk [Member]
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Variable and Floating-Rate Securities Risk. Variable and floating-rate securities pay interest at rates that are adjusted periodically, according to a specific formula. Because the interest rate is reset only periodically, changes in the interest rate on these securities may lag behind changes in the prevailing market interest rates. The value of the security may rise or fall depending on changes in interest rates between periodic resets.

Asset Class Risk [Member]
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Risk [Text Block]	Asset Class Risk. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
No Operating History [Member]
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Risk [Text Block]	No Operating History. As a newly organized entity, the Fund has no operating history. The Fund’s shares have no history of public trading.
Call Risk [Member]
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Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower interest rates, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.

Issuer Risk [Member]
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Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Below Investment Grade Securities Risk [Member]
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Below Investment Grade Securities Risk. Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific municipal or corporate developments and negative performance of the junk bond market generally and may be more difficult to trade than other types of securities.

Non U S Issuers Risk [Member]
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Non-U.S. Issuers Risk. Securities issued by non-U.S. issuers have different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, restrictions or limitations on trade, including expert controls and tariffs, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, uncertainties of transnational litigation, and potential restrictions on the flow of international capital, including the possible seizure or nationalization of the securities issued by non-U.S. issuers held by the Fund. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. Unfavorable political, economic or governmental developments in non-U.S. countries could affect the payment of a security’s principal and interest. Securities issued by non-U.S. issuers may also be less liquid than, and more difficult to value than, securities of U.S. issuers. In addition, the value of these securities may fluctuate due to changes in the exchange rate of the issuer’s local currency against the U.S. dollar.

Infectious Illness Risk [Member]
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Infectious Illness Risk. A widespread outbreak of an infectious illness, such as the COVID-19 pandemic, may result in travel restrictions, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic, social and political impacts. Markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. Such events may adversely affect the Fund and its investments and may impact the Fund’s ability to purchase or sell securities or cause increased premiums or discounts to the Fund’s NAV. Despite the development of vaccines, the duration of the COVID-19 pandemic and its effects cannot be predicted with certainty.

Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of this Prospectus) may engage in creation or redemption transactions directly with the Fund, and Authorized Participants are not obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). The Fund may hold securities that are traded outside of a collateralized settlement system. As such, this risk may be heightened to the extent that the securities underlying the Fund are traded outside of a collateralized settlement system. In that case, Authorized Participants may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of Authorized Participants may be willing or able to do. Additionally, to the extent that Authorized Participants exit the business or are unable or unwilling to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is willing or able to step forward to create or redeem, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively-managed ETF. The Sub-Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected. See also “Management—Manager of Managers Structure.”

Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, Authorized Participants, market makers, counterparties or other third-parties, failed or inadequate processes and computer, technology or systems failures. The Fund and BIM seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Valuation Risk [Member]
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Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. Because non-U.S. stock exchanges may be open on days when the Fund does not price its shares, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by a lack of current market prices, technological issues or errors by pricing services or other third-party service providers.

Cybersecurity Risk [Member]
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Cybersecurity Risk. Failures or breaches of the electronic or computer systems of the Fund, BIM, distributor, and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of its service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Exchange Traded Fund And Other Registered Investment Company Risk [Member]
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Exchange-Traded Fund and Other Registered Investment Company Risk. The Fund may invest in shares of other registered investment companies and ETFs. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another registered investment company or ETF. The Fund is subject to the risks associated with the ETF or investment company’s investments. The price and movement of an ETF designed to track an index may not track the index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Certain ETFs traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

Risk Lose Money [Member]
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Risk [Text Block]	As with any investment, you could lose all or a substantial part of your investment in the Fund, and the Fund’s performance could trail that of other investments.